Business combination	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
Business combination
42.	Business combination

(a)	General Information
As of March 30, 2023, the Company acquired 50%

of the remaining shares of QSONE Co.,Ltd. which had previously been classified as an associate, and classified the entity as a wholly owned subsidiary. QSONE Co.,Ltd. owns POSCO Tower Yeoksam, located in Seoul, South Korea, and operates in the business of real estate rental and facility management. With QSONE Co.,Ltd.’s inclusion as a subsidiary, the Company plans to reallocate some of consolidated entities which are dispersed due to space limitation, and expects that the Company will ultimately be able to promote collaboration and improve work efficiency.
Had QSONE Co.,Ltd. been acquired on January 1, 2023, the Company’s revenue and profit would have been
￦
77,130,652 million and
￦
1,846,904 million. In addition, revenue and profit based on separate financial statements of QSONE Co.,Ltd. after the acquisition are
￦
18,044 million and
￦
6,307 million.

(b)	Consideration transferred
As of the acquisition date, the fair values of the major categories of the consideration transferred in the acquisition are as follows:

(in millions of Won)	March 30, 2023
Cash	￦	152,749
Investments in associates(* 1)		268,951
(*1) As a result of reassessing 50% of the shares previously held by the Company at fair value, a gain on disposal of
￦
184,556 million has been recognized as other
non-operating
income in the consolidated statement of comprehensive income.

(c)	Identifiable assets acquired and liabilities assumed
The fair value of the identifiable assets acquired and liabilities assumed as of the date of acquisition is as follows:

(in millions of Won)	March 30, 2023
Assets
Cash and cash equivalents	￦	2,220
Trade accounts, notes receivable and other receivables, net		205
Other financial assets		12,000
Other current assets		132

Total current assets		14,557

Other receivables, net		41
Investment property, net		557,040
Property, plant and equipment, net		42,641
Deferred tax assets		10

Total non-current assets		599,732

Total assets	￦	614,289

Liabilities
Short-term borrowings	￦	10,000
Other payables		5,612
Current income tax liabilities		401
Other current liabilities		812

Total current liabilities		16,825

Long-term borrowings		48,000
Other payables		6,546
Other non-current liabilities		967
Deferred tax liabilities		77,019

Total non-current liabilities		132,532

Total liabilities	￦	149,357

Net assets	￦	464,932

(d)	Gain on bargain purchase
The acquisition cost for the remaining 50% shares held by the seller was determined by comprehensively considering factors based on the sales contract, such as the fair value increase of POSCO Tower Yeoksam during the seller’s investment period, target earnings which is calculated by deducting amounts paid by QSONE Co.,Ltd. to the seller as a right of shareholder and creditor, from the seller’s initial investment. Therefore, gain on bargain purchase from this business combination is
￦
41,072 million which the Company recognized as other
non-operating
income.

(e)	Costs related to business combination
During the year ended December 31, 2023 expenses related to the business combination, including evaluation fees were
￦
179 million, which the Company recognized as other administrative expenses in the consolidated statements of comprehensive income.